Longleaf Partners Fund
Portfolio of Investments
March 31, 2020
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Aerospace & Defense
United Technologies Corporation	761,040	$ 71,788,903	6.1%
Air Freight & Logistics
FedEx Corporation	762,937	92,513,741	7.8
Capital Markets
Affiliated Managers Group, Inc.	997,787	59,009,123	5.0
Chemicals
DuPont de Nemours, Inc.	1,647,239	56,170,850	4.7
Construction Materials
LafargeHolcim Ltd (Switzerland)	1,571,945	56,629,768	4.8
Diversified Telecommunication Services
CenturyLink, Inc.	14,087,844	133,271,004	11.3
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A	1,045,804	50,094,012	4.2
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	8,640,000	57,586,978	4.9
General Electric Company	9,215,334	73,169,752	6.2
		130,756,730	11.1
Insurance
Fairfax Financial Holdings Limited (Canada)	180,502	55,335,734	4.7
Interactive Media & Services
Alphabet Inc. - Class C*	48,879	56,836,990	4.8
Leisure Products
Mattel, Inc.*	8,325,143	73,344,510	6.2
Machinery
CNH Industrial N.V. (Netherlands)	9,349,500	53,248,181	4.5
Media
Comcast Corporation - Class A	1,575,196	54,155,238	4.6
Oil, Gas & Consumable Fuels
CNX Resources Corporation*(a)	9,562,062	50,870,170	4.3
The Williams Companies, Inc.	5,268,473	74,548,893	6.3
		125,419,063	10.6
Real Estate Investment Trusts (REITs)
Park Hotels & Resorts Inc.	2,918,308	23,083,816	1.9
Total Common Stocks (Cost $1,589,496,595)		1,091,657,663	92.3
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 9/21/20, with BNP Paribas, Strike Price $7.80 (Hong Kong) (Cost $758,744)	119,000,000	166,600	—
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 3/31/20, due 04/01/20, Repurchase price $84,710,000 (Collateral: $86,409,686 U.S. Treasury Bonds, 3.00% - 3.375% due 11/15/48 to 2/15/49, Par $60,270,000) (Cost $84,710,000)	84,710,000	84,710,000	7.2
Total Investments (Cost $1,674,965,339)		1,176,534,263	99.5
Other Assets (Liabilities), Net		6,449,207	0.5
Net Assets		$1,182,983,470	100.0%

0

continued

*	Non-income producing security.
(a)	Affiliated issuer during the period. See Note 3.
Note: Companies headquartered outside the U.S. represent 18.9% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners Small-Cap Fund
Portfolio of Investments
March 31, 2020
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Capital Markets
Lazard Ltd - Class A(a)	3,988,693	$ 93,973,607	4.7%
Chemicals
LANXESS AG (Germany)	1,783,733	70,999,829	3.5
OCI N.V.* (Netherlands)	5,468,019	65,343,315	3.3
		136,343,144	6.8
Communications Equipment
ViaSat, Inc.*	2,212,671	79,479,142	3.9
Diversified Consumer Services
Graham Holdings Company - Class B(b)	282,868	96,506,075	4.8
Diversified Telecommunication Services
CenturyLink, Inc.	23,413,266	221,489,496	11.0
GCI Liberty, Inc. - Class A*	1,501,417	85,535,727	4.3
		307,025,223	15.3
Entertainment
Liberty Media Formula One - Class A*	2,415,616	62,371,205	3.1
Liberty Media Formula One - Class C*	2,350,402	64,001,447	3.2
		126,372,652	6.3
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A	770,741	36,918,494	1.8
Leisure Products
Mattel, Inc.*	15,013,426	132,268,283	6.6
Machinery
Enerpac Tool Group (formerly Actuant Corporation)(b)	5,312,436	87,920,816	4.4
Multiline Retail
Dillard's Inc. - Class A(b)	1,889,808	69,828,406	3.5
Oil, Gas & Consumable Fuels
CNX Resources Corporation*(b)	17,741,730	94,386,004	4.7
Real Estate Investment Trusts (REITs)
Empire State Realty Trust, Inc.	6,799,346	60,922,140	3.0
Park Hotels & Resorts Inc.	5,383,522	42,583,659	2.1
PotlatchDeltic Corporation(b)	3,913,806	122,854,370	6.1
		226,360,169	11.2
Real Estate Management & Development
Realogy Holdings Corp.(b)	16,422,313	49,431,162	2.4
Technology Hardware, Storage & Peripherals
Eastman Kodak Company*(c)	4,000,000	6,920,000	0.3
Trading Companies & Distributors
Univar Solutions Inc.*	4,493,118	48,166,225	2.4
Total Common Stocks (Cost $2,614,039,978)		1,591,899,402	79.1
Preferred Stock
Technology Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock - Series A 5.50%*(c)(d) (Cost $186,430,000)	1,864,300	147,410,201	7.3
	Principal Amount
Corporate Bonds
Multiline Retail
Neiman Marcus Group LTD LLC 8.00% 144A Senior Notes due 10/25/2024(e)	148,014,000	17,761,680	0.9

continued
	Principal Amount	Value	% of Net Assets
Neiman Marcus Group LTD LLC 8.75% 144A Senior Notes due 10/25/2024(e)	14,166,929	$ 1,416,693	0.1%
Neiman Marcus Group LTD LLC 14.00% 144A Senior Notes due 4/25/2024(e)(f)	146,660,931	47,664,802	2.3
		66,843,175	3.3
Technology Hardware, Storage & Peripherals
Eastman Kodak Company 5.00% Convertible Notes due 11/1/21 5.00% 144A Senior Notes due 11/1/2021(c)(g)	93,215,000	87,500,921	4.4
Total Corporate Bonds (Cost $293,150,905)		154,344,096	7.7
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 3/31/20, due 04/01/20, Repurchase price $83,534,000 (Collateral: $85,207,420 U.S. Treasury Bonds, 2.25% - 3.375% due 8/15/46 to 11/15/48, Par $57,855,000) (Cost $83,534,000)	83,534,000	83,534,000	4.2
Total Investments (Cost $3,177,154,883)		1,977,187,699	98.3
Other Assets (Liabilities), Net		34,252,428	1.7
Net Assets		$2,011,440,127	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	Affiliated issuer during the period. See Note 3.
(c)	Controlled investment during the period. See Note 3.
(d)	These shares were acquired directly from the issuer in a private placement on November 7, 2016 with a total cost at March 31, 2020 of $186,430,000. They are considered restricted securities under the Securities Act of 1933 (the “33 Act”). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Series A Preferred Stock as well as the Common Stock issuable upon conversion of the Series A Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued using procedures adopted by the Board of Trustees (See Note 2).
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(f)	Payment-in-kind security whereby 8% of the interest is payable in cash, and 6% of the interest is payable in additional debt securities.
(g)	These notes were acquired directly from the issuer in a private placement on May 24, 2019 with a total cost at March 31, 2020 of $93,215,000. They are considered restricted securities under the Securities Act of 1933 (the “33 Act”). These shares may be sold only if registered under the 33 Act or an exemption is available. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued using procedures adopted by the Board of Trustees (See Note 2)
Note: Companies headquartered outside the U.S. represent 6.8% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners International Fund
Portfolio of Investments
March 31, 2020
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Beverages
Becle, S.A.B. de C.V. (Mexico)	28,569,161	$ 34,720,156	3.8%
C&C Group plc (Ireland)	9,890,594	24,177,035	2.7
		58,897,191	6.5
Capital Markets
Lazard Ltd - Class A(a) (United States)	1,639,840	38,634,630	4.3
Chemicals
LANXESS AG (Germany)	1,139,615	45,361,312	5.0
OCI N.V.*(b) (Netherlands)	1,185,541	14,167,321	1.6
		59,528,633	6.6
Construction Materials
LafargeHolcim Ltd (French Exchange) (Switzerland)	1,157,221	41,689,218	4.6
LafargeHolcim Ltd (Swiss Exchange) (Switzerland)	35,356	1,290,264	0.1
		42,979,482	4.7
Diversified Financial Services
EXOR N.V.(b) (Netherlands)	1,669,354	86,037,176	9.5
Entertainment
Bollore (France)	13,858,765	37,709,152	4.2
Food Products
Glanbia plc (Ireland)	2,668,048	29,043,382	3.2
Gruma, S.A.B. DE C.V. (Mexico)	2,767,250	21,285,282	2.4
		50,328,664	5.6
Hotels, Restaurants & Leisure
Domino's Pizza Group PLC(b)(c) (United Kingdom)	19,370,224	67,820,758	7.5
Melco International Development Limited(b) (Hong Kong)	39,435,700	56,526,024	6.3
		124,346,782	13.8
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	5,807,500	38,707,914	4.3
Insurance
Fairfax Financial Holdings Limited (Canada)	116,719	35,782,050	4.0
Interactive Media & Services
Baidu, Inc. ADR* (China)	443,172	44,667,306	4.9
Internet & Direct Marketing Retail
Prosus N.V.* (Netherlands)	643,867	44,844,161	5.0
Machinery
MinebeaMitsumi Inc. (Japan)	3,346,800	49,433,752	5.5
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	7,743,500	42,013,823	4.6
Great Eagle Holdings Limited(b) (Hong Kong)	9,222,894	24,128,472	2.7
		66,142,295	7.3
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	716,963	38,324,446	4.2
Wireless Telecommunication Services
Millicom International Cellular S.A. (Sweden)	1,117,468	31,047,218	3.4
Total Common Stocks (Cost $1,026,564,738)		847,410,852	93.8

continued
	Notional Amount	Value	% of Net Assets
Options Purchased
Currency
Hong Kong Dollar Put, 9/21/20, with BNP Paribas, Strike Price $7.80 (Hong Kong) (Cost $1,071,168)	168,000,000	$ 235,200	—%
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 3/31/20, due 04/01/20, Repurchase price $51,068,000 (Collateral: $52,094,030 U.S. Treasury Bonds, 1.00% - 3.00% due 11/15/45 to 8/15/46, Par $39,800,000) (Cost $51,068,000)	51,068,000	51,068,000	5.6
Total Investments (Cost $1,078,703,906)		898,714,052	99.4
Other Assets (Liabilities), Net		5,009,646	0.6
Net Assets		$903,723,698	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	All or a portion of this security is restricted to cover the notional amount of forward currency contracts, total value $45,473,543.
(c)	Affiliated issuer during the period. See Note 3.

Forward Currency Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Gain
USD 30,030,012	RMB 212,198,075	State Street	12/16/20	$283,547
USD 15,442,849	RMB 109,891,314	State Street	3/17/21	83,060
				$366,607
Currency Abbreviation:
RMB - Chinese Renminbi
USD - U.S. Dollar

Country Weightings
Net Assets
Hong Kong	17.9%
Netherlands	16.1
Switzerland	8.9
United Kingdom	7.5
Mexico	6.2
Ireland	5.9
Japan	5.5
Germany	5.0
China	4.9
United States	4.3
France	4.2
Canada	4.0
Sweden	3.4
Cash & Other	6.2
100.0%
See Notes to Portfolio of Investments.

Longleaf Partners Global Fund
Portfolio of Investments
March 31, 2020
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Aerospace & Defense
United Technologies Corporation (United States)	94,137	$ 8,879,943	4.1%
Air Freight & Logistics
FedEx Corporation (United States)	126,139	15,295,615	7.0
Chemicals
DuPont de Nemours, Inc. (United States)	268,499	9,155,816	4.2
OCI N.V.* (Netherlands)	341,481	4,080,729	1.9
		13,236,545	6.1
Construction Materials
LafargeHolcim Ltd (French Exchange) (Switzerland)	175,293	6,314,981	2.9
LafargeHolcim Ltd (Swiss Exchange) (Switzerland)	44,291	1,616,334	0.8
		7,931,315	3.7
Diversified Financial Services
EXOR N.V. (Netherlands)	336,882	17,362,630	8.0
Diversified Telecommunication Services
CenturyLink, Inc. (United States)	1,963,645	18,576,082	8.6
Hotels, Restaurants & Leisure
Melco International Development Limited (Hong Kong)	7,393,388	10,597,475	4.9
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	1,660,529	11,067,690	5.1
General Electric Company (United States)	1,627,422	12,921,731	6.0
		23,989,421	11.1
Insurance
Fairfax Financial Holdings Limited (Canada)	27,634	8,471,638	3.9
Interactive Media & Services
Alphabet Inc. - Class C* (United States)	7,746	9,007,126	4.1
Internet & Direct Marketing Retail
Prosus N.V.* (Netherlands)	143,011	9,960,455	4.6
Machinery
CNH Industrial N.V. (Netherlands)	760,751	4,332,703	2.0
MinebeaMitsumi Inc. (Japan)	605,600	8,944,986	4.1
		13,277,689	6.1
Media
Comcast Corporation - Class A (United States)	238,502	8,199,699	3.8
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	1,595,291	8,486,948	3.9
The Williams Companies, Inc. (United States)	902,954	12,776,799	5.9
		21,263,747	9.8
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	1,661,029	9,012,227	4.2
Wireless Telecommunication Services
Millicom International Cellular S.A. (Sweden)	121,914	3,387,203	1.6
Total Common Stocks (Cost $256,924,507)		198,448,810	91.6
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 9/21/20, with BNP Paribas, Strike Price $7.80 (Hong Kong) (Cost $153,024)	24,000,000	33,600	—

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 3/31/20, due 04/01/20, Repurchase price $17,014,000 (Collateral: $17,357,762 U.S. Treasury Bond, 3.00% due 12/15/45, Par $12,425,000) (Cost $17,014,000)	17,014,000	$ 17,014,000	7.8%
Total Investments (Cost $274,091,531)		215,496,410	99.4
Other Assets (Liabilities), Net		1,200,000	0.6
Net Assets		$216,696,410	100.0%

*	Non-income producing security.

Country Weightings
Net Assets
United States	47.6%
Netherlands	16.5
Hong Kong	14.2
Japan	4.1
Canada	3.9
Switzerland	3.7
Sweden	1.6
Cash & Other	8.4
100.0%
See Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(Unaudited)
1.    Organization
Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
2.    Significant Accounting Policies
The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.
Management Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.
Security Valuation
The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).
Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.
In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.
When market quotations are not readily available, valuations of portfolio securities are determined in accordance with procedures established by and under the general supervision of the Funds’ Board of Trustees (the "Board"). In determining fair value, the Board considers relevant qualitative and quantitative information including news regarding significant market or security specific events. The Board may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.
Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.
Security Transactions
For financial reporting purposes, the Funds record security transactions on trade date.
Federal Income Taxes
The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of March 31, 2020 were as follows:
	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$90,610,714	$31,225,565	$45,428,705	$4,565,845
Gross unrealized depreciation	(594,287,126)	(1,274,412,432)	(225,439,136)	(64,297,350)
Net unrealized appreciation (depreciation)	$(503,676,412)	$(1,243,186,867)	$(180,010,431)	$(59,731,505)
Cost for federal income tax purposes	$1,680,210,675	$3,220,374,566	$1,078,724,483	$275,227,915
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.
Repurchase Agreements
The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.
Options
The Funds may purchase and sell (“write”) call and put options on various instruments including securities to gain long or short exposure to the underlying instruments. An option contract gives the buyer the right, but not the obligation, to buy(call) or sell(put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. The cost of purchased options that expire unexercised are treated, on expiration date, as realized losses on investments.
The market value of an exchange traded option is the last sales price, and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) options are valued at the mean of their closing bid and ask prices supplied by the counterparty in accordance with fair value procedures established by and under the general supervision of the Funds’ Trustees, and are categorized in Level 2 of the fair value hierarchy.
Risk of Options
Gains on investment in options may depend on correctly predicting the market value direction of the underlying security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position and a Fund may experience losses as a result of such illiquidity. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing OTC options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.
Forward Currency Contracts
The Funds may use forward currency contracts for hedging purposes to offset currency exposure in portfolio holdings. Forward currency contracts are commitments to purchase or sell a foreign currency at a future maturity date at a prespecified price. The resulting obligation is marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service, and are categorized in Level 2 of the fair value hierarchy. An unrealized gain or loss is recorded for the difference between the contract opening value and its current value. When a contract is closed or delivery is taken, this gain or loss is realized. For federal tax purposes, gain or loss on open forward contracts in qualifying currencies are treated as realized and are subject to distribution at our excise tax year-end date.
Risk of Forward Currency Contracts
Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or, considered separately, may produce a loss. Not all foreign currencies can be effectively hedged; and the costs of hedging may outweigh the benefits. If our hedging strategy does not correlate well with market and currency movements, price volatility of the portfolio could increase. Where a liquid secondary market for forwards does not exist, the Funds may not be able to close their positions and in such an event, the loss is theoretically unlimited. In addition, the Funds could be exposed to risks if the counterparty to these contracts is unable to perform.
Counterparty Risk and Collateral
The Funds have entered into collateral agreements with counterparties to mitigate risk on OTC derivatives. Collateral is generally determined based on the net unrealized gain or loss with each counterparty, subject to minimum exposure amounts. Collateral, both pledged by and for the benefit of a Fund, is held in a segregated account at the Funds’ custodian bank and is comprised of assets specific to each agreement.

3.    Affiliated Issuer
Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Also, under the 1940 Act, a fund is required to identify investments where it owns greater than 25% of the portfolio company’s outstanding voting shares as a controlled investment. Affiliated companies and controlled investments during the period ended March 31, 2020 were as follows:
	Shares at 3/31/20	Value at 12/31/19	Purchases	Sales	Dividends	Net Realized Gain (Loss) 1/1/20 to 3/31/20	Net Unrealized Appreciation (Depreciation) 1/1/20 to 3/31/20	Value at 3/31/20
Partners Fund
CNX Resources Corporation*	9,562,062	$88,263,510	$ —	$2,530,782	$ —	$(599,043)	$(34,263,515)	$50,870,170
Small-Cap Fund
CNX Resources Corporation*	17,741,730	161,694,129	—	2,880,319	—	(1,849,356)	(62,578,450)	94,386,004
Dillard's Inc. - Class A	1,889,808	148,445,325	—	5,962,352	283,471	(1,837,538)	(70,817,029)	69,828,406
Eastman Kodak Company*(a)	4,000,000	18,600,000	—	—	—	—	(11,680,000)	6,920,000
Eastman Kodak Company ConvertiblePreferred Stock – Series A 5.5%*(a)(b)	1,864,300	155,352,119	—	—	2,563,413	—	(7,941,918)	147,410,201
Eastman Kodak Company Convertible Note 5% 11/1/21(a)(b)	93,215,000	135,732,787	—	—	—	—	(48,231,866)	87,500,921
Enerpac Tool Group (formerly Actuant Corporation)	5,312,436	151,879,219	—	8,614,084	—	(3,372,735)	(51,971,584)	87,920,816
Graham Holdings Company - Class B	282,868	214,659,745	—	18,798,858	487,107	(6,786,511)	(92,568,301)	96,506,075
PotlatchDeltic Corporation	3,913,806	169,350,386	—	—	1,565,522	—	(46,496,016)	122,854,370
Realogy Holdings Corp.	16,422,313	158,967,990	—	—	—	—	(109,536,828)	49,431,162
		1,314,681,700	—	36,255,613	4,899,513	(13,846,140)	(501,821,992)	762,757,955
International Fund
Domino's Pizza Group PLC(c)	19,370,224	$98,025,171	$ —	$12,475,887	$ —	$(66,105)	$(17,662,421)	$67,820,758
*	Non-income producing security.
(a)	Controlled investment.
(b)	Restricted security, see Portfolio of Investments for additional disclosures.
(c)	Not an affiliate at the end of the period.
4.    Fair Value Measurements
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ investments at March 31, 2020 follows:
	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks - North America	$924,192,736	$—	$—	$924,192,736
Common Stocks - Other	—	167,464,927	—	167,464,927
Options Purchased	—	166,600	—	166,600
Short-Term Obligations	—	84,710,000	—	84,710,000
	$924,192,736	$252,341,527	$—	$1,176,534,263

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
Common Stocks - North America	$1,455,556,258	$—	$—	$1,455,556,258
Common Stocks - Other	—	136,343,144	—	136,343,144
Preferred Stock	—	147,410,201	—	147,410,201
Corporate Bonds	—	154,344,096	—	154,344,096
Short-Term Obligations	—	83,534,000	—	83,534,000
	$1,455,556,258	$521,631,441	$ —	$1,977,187,699

	Level 1	Level 2	Level 3	Total Value
International Fund
Common Stocks - North America	$130,422,118	$—	$—	$130,422,118
Common Stocks - Other	142,731,884	574,256,850	—	716,988,734
Options Purchased	—	235,200	—	235,200
Short-Term Obligations	—	51,068,000	—	51,068,000
Forward Currency Contracts	—	366,607	—	366,607
	$273,154,002	$625,926,657	$—	$899,080,659

	Level 1	Level 2	Level 3	Total Value
Global Fund
Common Stocks - North America	$121,731,852	$—	$—	$121,731,852
Common Stocks - Other	9,960,455	76,716,958	—	86,677,413
Options Purchased	—	33,600	—	33,600
Short-Term Obligations	—	17,014,000	—	17,014,000
	$121,731,852	$93,764,558	$—	$215,496,410